FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01608

                           FRANKLIN HIGH INCOME TRUST
               (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
              (Address of principal executive offices) (Zip code)

        MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 5/31

Date of reporting period: 2/28/05

Item 1. Schedule of Investments.


Franklin High Income Trust

QUARTERLY STATEMENT OF INVESTMENTS
FEBRUARY 28, 2005

--------------------------------------------------------------------------------

CONTENTS

AGE High Income Fund ......................................................    3

Notes to Statement of Investments .........................................   11


                                     [LOGO]
                            FRANKLIN(R) TEMPLETON(R)
                                   INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series


                                          Quarterly Statement of Investments | 1
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2 | Quarterly Statement of Investments

Franklin High Income Trust

STATEMENT OF INVESTMENTS, FEBRUARY 28, 2005 (UNAUDITED)

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           AGE HIGH INCOME FUND                                                       COUNTRY     PRINCIPAL AMOUNT(H)      VALUE
------------------------------------------------------------------------------------------------------------------------------------
           BONDS 89.5%
           COMMERCIAL SERVICES 1.0%
           JohnsonDiversey Holdings Inc., senior disc. note, zero cpn. to
             5/17/07, 10.67% thereafter, 5/15/13 ...............................    United States    $35,000,000      $   30,975,000
                                                                                                                      --------------
           COMMUNICATIONS 11.2%
        (a)Asia Global Crossing Ltd., senior note, 13.375%, 10/15/10 ...........       Bermuda        11,000,000             605,000
           AT&T Wireless Services Inc., senior note, 7.875%, 3/01/11 ...........    United States     22,000,000          25,557,444
           Crown Castle International Corp., senior note, 7.50%, 12/01/13 ......    United States     15,000,000          16,350,000
           Dobson Cellular Systems Inc., secured note, 144A, 9.875%,
             11/01/12 ..........................................................    United States     18,000,000          19,170,000
           InMarSat Finance PLC, zero cpn. to 11/15/08, 10.375% thereafter,
             11/15/12 ..........................................................   United Kingdom     37,200,000          28,318,500
           Intelsat Bermuda Ltd., senior note, 144A, 8.25%, 1/15/13 ............       Bermuda        12,200,000          12,840,500
           Intelsat Bermuda Ltd., senior note, 144A, 8.625%, 1/15/15 ...........       Bermuda        17,500,000          18,768,750
        (a)Iridium LLC/Capital Corp., senior note, D, 10.875%, 7/15/05 .........       Bermuda        17,000,000           2,975,000
           MCI Inc., senior note, 6.908%, 5/01/07 ..............................    United States      5,542,000           5,680,550
           MCI Inc., senior note, 7.688%, 5/01/09 ..............................    United States      5,542,000           5,853,737
           MCI Inc., senior note, 8.735%, 5/01/14 ..............................    United States      4,750,000           5,349,687
           Millicom International Cellular SA, senior note, 144A, 11.00%,
             12/01/13 ..........................................................     Luxembourg       10,000,000          10,650,000
           Nextel Communications Inc., senior note, 7.375%, 8/01/15 ............    United States     33,300,000          36,630,000
           Nextel Partners Inc., senior note, 8.125%, 7/01/11 ..................    United States     26,100,000          28,971,000
           NTL Cable PLC, senior note, 144A, 8.75%, 4/15/14 ....................   United Kingdom      8,900,000          10,168,250
           Panamsat Corp., senior note, 9.00%, 8/15/14 .........................    United States     20,500,000          22,652,500
        (a)Poland Telecom Finance BV, B, 14.00%, 12/01/07 ......................       Poland         30,000,000               3,000
           Qwest Communications International Inc., senior note, 144A, 7.75%,
             2/15/14 ...........................................................    United States     20,000,000          20,700,000
           Qwest Corp., 6.875%, 9/15/33 ........................................    United States     28,300,000          26,319,000
           Rogers Wireless Communications Inc., senior secured note, 7.25%,
             12/15/12 ..........................................................       Canada         12,580,000          13,680,750
           Rogers Wireless Communications Inc., senior secured note, 7.50%,
             3/15/15 ...........................................................       Canada         15,500,000          17,050,000
        (a)RSL Communications PLC, senior disc. note, 10.125%, 3/01/08 .........   United Kingdom     44,500,000             333,750
        (a)RSL Communications PLC, senior note, 12.00%, 11/01/08 ...............   United Kingdom      6,250,000              46,875
           Time Warner Telecom Holdings Inc., senior note, 9.25%, 2/15/14 ......    United States     20,000,000          20,700,000
                                                                                                                      --------------
                                                                                                                         349,374,293
                                                                                                                      --------------
           CONSUMER DURABLES 3.4%
           D.R. Horton Inc., senior note, 8.50%, 4/15/12 .......................    United States     25,000,000          27,863,000
           Sealy Mattress Co., senior sub. note, 8.25%, 6/15/14 ................    United States     30,000,000          31,575,000
           Simmons Co., senior sub. note, 7.875%, 1/15/14 ......................    United States     16,400,000          17,179,000
           William Lyon Homes Inc., senior note, 7.625%, 12/15/12 ..............    United States     10,000,000          10,150,000
           William Lyon Homes Inc., senior note, 7.50%, 2/15/14 ................    United States     18,500,000          18,407,500
                                                                                                                      --------------
                                                                                                                         105,174,500
                                                                                                                      --------------
           CONSUMER NON-DURABLES 1.9%
           Rayovac Corp., senior sub. note, 144A, 7.375%, 2/01/15 ..............    United States     27,800,000          28,564,500
           Smithfield Foods Inc., senior note, 7.00%, 8/01/11 ..................    United States     18,900,000          20,412,000
           Smithfield Foods Inc., senior note, 7.75%, 5/15/13 ..................    United States      9,600,000          10,812,000
                                                                                                                      --------------
                                                                                                                          59,788,500
                                                                                                                      --------------


                                          Quarterly Statement of Investments | 3

Franklin High Income Trust

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           AGE HIGH INCOME FUND                                                       COUNTRY     PRINCIPAL AMOUNT(H)      VALUE
------------------------------------------------------------------------------------------------------------------------------------
           BONDS (CONT.)
           CONSUMER SERVICES 20.0%
        (a)Adelphia Communications Corp., senior note, 10.875%, 10/01/10 .......    United States    $25,000,000      $   22,750,000
           Aztar Corp., senior sub. note, 7.875%, 6/15/14 ......................    United States     13,700,000          15,275,500
           Boyd Gaming Corp., senior sub. note, 6.75%, 4/15/14 .................    United States     21,600,000          22,653,000
           Cablevision Systems Corp., senior note, 144A, 8.00%, 4/15/12 ........    United States     19,200,000          21,696,000
        (a)Callahan NordRhein-Westfalen, senior disc. note, zero cpn. to
             7/15/05, 16.00% thereafter, 7/15/10 ...............................       Germany        38,000,000           2,375,000
           CanWest Media Inc., senior note, B, 7.625%, 4/15/13 .................       Canada          3,500,000           3,841,250
           CanWest Media Inc., senior sub. note, 10.625%, 5/15/11 ..............       Canada         15,600,000          17,413,500
           CanWest Media Inc., senior sub. note, 144A, 8.00%, 9/15/12 ..........       Canada          6,000,000           6,495,000
           Charter Communications Holdings II, senior note, 10.25%, 9/15/10         United States     33,800,000          35,870,250
           Charter Communications Holdings LLC, senior disc. note, zero cpn.
             to 1/15/06, 13.50% thereafter, 1/15/11 ............................    United States     15,500,000          12,671,250
           CSC Holdings Inc., senior deb., 7.625%, 7/15/18 .....................    United States     20,000,000          23,400,000
           Dex Media East LLC, senior sub. note, B, 12.125%, 11/15/12 ..........    United States     12,865,000          15,630,975
           Dex Media Inc., B, 8.00%, 11/15/13 ..................................    United States      7,500,000           8,175,000
           Dex Media Inc., senior disc. note, zero cpn. to 11/15/08, 9.00%
             thereafter, 11/15/13 ..............................................    United States     12,600,000           9,985,500
           DIRECTV Holdings LLC, senior note, 8.375%, 3/15/13 ..................    United States     29,200,000          33,142,000
           EchoStar DBS Corp., senior note, 6.375%, 10/01/11 ...................    United States     20,000,000          20,700,000
           Emmis Operating Co., senior sub. note, 6.875%, 5/15/12 ..............    United States     26,500,000          27,228,750
           LIN Television Corp., senior sub. note, 6.50%, 5/15/13 ..............    United States     19,600,000          20,090,000
           LIN Television Corp., senior sub. note, 144A, 6.50%, 5/15/13 ........    United States     10,400,000          10,660,000
           Mandalay Resort Group, senior note, 9.50%, 8/01/08 ..................    United States      5,900,000           6,711,250
           Mandalay Resort Group, senior sub. note, 10.25%, 8/01/07 ............    United States     14,600,000          16,498,000
           Marquee Holdings Inc., senior disc. note, 144A, zero cpn. to
             8/15/09, 12.00% thereafter, 8/15/14 ...............................    United States     17,700,000          12,301,500
           Marquee Inc., senior note, 144A, 8.625%, 8/15/12 ....................    United States      9,400,000          10,363,500
           Park Place Entertainment Corp., senior sub. note, 7.875%, 3/15/10 ...    United States     25,000,000          28,250,000
           Pinnacle Entertainment Inc., senior sub. note, 8.75%, 10/01/13 ......    United States      6,300,000           6,961,500
           Quebecor Media Inc., senior disc. note, zero cpn. to 7/15/06,
             13.75% thereafter, 7/15/11 ........................................       Canada         31,500,000          31,539,375
           Rainbow National Services LLC, senior sub. deb., 144A, 10.375%,
             9/01/14 ...........................................................    United States     29,000,000          34,655,000
           Rogers Cable Inc., senior secured note, 6.75%, 3/15/15 ..............       Canada          9,000,000           9,427,500
           Royal Caribbean Cruises Ltd., senior deb., 7.25%, 3/15/18 ...........    United States     14,400,000          16,200,000
           Royal Caribbean Cruises Ltd., senior note, 8.00%, 5/15/10 ...........    United States      4,200,000           4,772,250
           Royal Caribbean Cruises Ltd., senior note, 6.875%, 12/01/13 .........    United States     13,800,000          15,111,000
           Station Casinos Inc., senior note, 6.00%, 4/01/12 ...................    United States      9,300,000           9,683,625
           Station Casinos Inc., senior sub. note, 6.50%, 2/01/14 ..............    United States      7,000,000           7,350,000
           Station Casinos Inc., senior sub. note, 6.875%, 3/01/16 .............    United States     15,000,000          15,881,250
           Universal City Development, senior note, 11.75%, 4/01/10 ............    United States     15,000,000          17,700,000
           Universal City Florida, senior note, 144A, 8.375%, 5/01/10 ..........    United States      7,000,000           7,402,500
           Yell Finance BV, senior disc. note, zero cpn. to 8/01/06, 13.50%
             thereafter, 8/01/11 ...............................................   United Kingdom     12,325,000          12,294,188
           Yell Finance BV, senior note, 10.75%, 8/01/11 .......................   United Kingdom      6,485,000           7,401,006
           Young Broadcasting Inc., senior sub. note, 10.00%, 3/01/11 ..........    United States      5,000,000           5,300,000
           Young Broadcasting Inc., senior sub. note, 8.75%, 1/15/14 ...........    United States     17,900,000          17,810,500
                                                                                                                      --------------
                                                                                                                         623,666,919
                                                                                                                      --------------


4 | Quarterly Statement of Investments

Franklin High Income Trust

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           AGE HIGH INCOME FUND                                                       COUNTRY     PRINCIPAL AMOUNT(H)      VALUE
------------------------------------------------------------------------------------------------------------------------------------
           BONDS (CONT.)
           ELECTRONIC TECHNOLOGY 3.2%
           Flextronics International Ltd., senior sub. note, 6.50%, 5/15/13 ....      Singapore      $13,600,000      $   14,212,000
           L-3 Communications Corp., senior sub. note, 6.125%, 1/15/14 .........    United States     26,500,000          27,361,250
           L-3 Communications Corp., senior sub. note, 144A, 5.875%,
            1/15/15 ............................................................    United States      3,700,000           3,774,000
           Sanmina-SCI Corp., sub. note, 144A, 6.75%, 3/01/13 ..................    United States      9,600,000           9,684,000
           SCG Holding Corp., 144A, zero cpn., 8/04/11 .........................    United States      7,300,000          10,329,500
           Solectron Corp., senior note, 9.625%, 2/15/09 .......................    United States      9,100,000          10,032,750
           Xerox Corp., senior note, 7.125%, 6/15/10 ...........................    United States      8,000,000           8,680,000
           Xerox Corp., senior note, 6.875%, 8/15/11 ...........................    United States     15,600,000          16,770,000
                                                                                                                      --------------
                                                                                                                         100,843,500
                                                                                                                      --------------
           ENERGY MINERALS 1.9%
           Arch Western Finance, senior note, 6.75%, 7/01/13 ...................    United States     19,100,000          19,959,500
           Arch Western Finance, senior note, 144A, 6.75%, 7/01/13 .............    United States     10,900,000          11,390,500
           Chesapeake Energy Corp., senior note, 144A, 6.375%, 6/15/15 .........    United States     10,600,000          11,262,500
           Peabody Energy Corp., senior note, B, 6.875%, 3/15/13 ...............    United States     15,900,000          17,291,250
                                                                                                                      --------------
                                                                                                                          59,903,750
                                                                                                                      --------------
           FINANCE 1.0%
           AmeriCredit Corp., senior note, 9.25%, 5/01/09 ......................    United States     15,000,000          16,237,500
           Western Financial Bank-FSB, sub. deb., 9.625%, 5/15/12 ..............    United States     12,400,000          14,074,000
                                                                                                                      --------------
                                                                                                                          30,311,500
                                                                                                                      --------------
           GOVERNMENT BONDS 0.3%
           Eskom, E168, 11.00%, 6/01/08 ........................................     South Africa     51,800,000 ZAR       9,736,675
                                                                                                                      --------------
           HEALTH SERVICES 5.2%
           HCA Inc., senior note, 8.75%, 9/01/10 ...............................    United States     30,000,000          34,464,690
           HealthSouth Corp., senior note, 7.625%, 6/01/12 .....................    United States     27,000,000          27,472,500
           Pacificare Health Systems Inc., senior note, 10.75%, 6/01/09 ........    United States     15,792,000          17,844,960
           Tenet Healthcare Corp., senior note, 7.375%, 2/01/13 ................    United States     18,000,000          17,145,000
           Tenet Healthcare Corp., senior note, 144A, 9.875%, 7/01/14 ..........    United States     14,000,000          14,980,000
           United Surgical Partners International Inc., senior sub. note,
            10.00%, 12/15/11 ...................................................    United States     27,000,000          30,375,000
           Vanguard Health Holding Co. II LLC, senior sub. note, 9.00%,
            10/01/14 ...........................................................    United States     17,300,000          19,116,500
                                                                                                                      --------------
                                                                                                                         161,398,650
                                                                                                                      --------------
           INDUSTRIAL SERVICES 3.2%
           Allied Waste North America Inc., senior note, 7.875%, 4/15/13 .......    United States     21,600,000          22,680,000
           Allied Waste North America Inc., senior secured note, 6.50%,
            11/15/10 ...........................................................    United States     10,000,000           9,925,000
           Allied Waste North America Inc., senior secured note, 6.125%,
            2/15/14 ............................................................    United States      5,000,000           4,750,000
           Hanover Equipment Trust 01, senior secured note, A, 8.50%,
            9/01/08 ............................................................    United States     18,000,000          19,215,000
           Hanover Equipment Trust 01, senior secured note, B, 8.75%,
            9/01/11 ............................................................    United States     12,000,000          13,080,000


                                          Quarterly Statement of Investments | 5

Franklin High Income Trust

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           AGE HIGH INCOME FUND                                                       COUNTRY     PRINCIPAL AMOUNT(H)      VALUE
------------------------------------------------------------------------------------------------------------------------------------
           BONDS (CONT.)
           INDUSTRIAL SERVICES (CONT.)
           Pride International Inc., senior note, 7.35%, 7/15/14 ...............    United States    $20,700,000      $   23,132,250
        (a)Safety Kleen Services, senior sub. note, 9.25%, 6/01/08 .............    United States     10,000,000               5,000
           Universal Compression Inc., senior note, 7.25%, 5/15/10 .............    United States      7,100,000           7,561,500
                                                                                                                      --------------
                                                                                                                         100,348,750
                                                                                                                      --------------
           NON-ENERGY MINERALS 2.0%
           Glencore Funding LLC, 144A, 6.00%, 4/15/14 ..........................    United States     21,100,000          20,601,871
           Ispat Inland ULC, senior secured note, 9.75%, 4/01/14 ...............    United States     18,917,000          23,305,745
           Novelis Inc., senior note, 144A, 7.25%, 2/15/15 .....................        Canada        17,600,000          18,304,000
                                                                                                                      --------------
                                                                                                                          62,211,616
                                                                                                                      --------------
           PROCESS INDUSTRIES 11.6%
           BCP Caylux Holding, senior sub. note, 144A, 9.625%, 6/15/14 .........    United States     22,455,000          26,047,800
           Buckeye Technologies Inc., senior note, 8.50%, 10/01/13 .............    United States     11,700,000          12,840,750
           Equistar Chemicals LP, senior note, 8.75%, 2/15/09 ..................    United States     20,000,000          22,450,000
           Equistar Chemicals LP, senior note, 10.625%, 5/01/11 ................    United States      4,400,000           5,104,000
           Georgia-Pacific Corp., 7.25%, 6/01/28 ...............................    United States      3,000,000           3,367,500
           Georgia-Pacific Corp., senior note, 9.375%, 2/01/13 .................    United States     14,800,000          17,186,500
           Georgia Pacific Corp., senior note, 8.00%, 1/15/14 ..................    United States      8,000,000           9,100,000
           Georgia-Pacific Corp., senior note, 8.00%, 1/15/24 ..................    United States     15,000,000          18,000,000
           Huntsman International Holdings LLC, senior disc. note, zero
             cpn., 12/31/09 ....................................................    United States      5,868,000           3,374,100
           Huntsman International LLC, senior sub. note, 144A, 7.375%,
             1/01/15 ...........................................................    United States     10,000,000          10,675,000
           IMC Global Inc., senior note, 10.875%, 8/01/13 ......................    United States     28,000,000          34,300,000
           Jefferson Smurfit Corp., senior note, 7.50%, 6/01/13 ................    United States     15,800,000          16,728,250
           JSG Funding PLC, senior sub. note, 144A, 7.75%, 4/01/15 .............       Ireland        11,000,000          11,055,000
           Lyondell Chemical Co., senior secured note, 10.50%, 6/01/13 .........    United States     17,400,000          20,662,500
           MDP Acquisitions PLC, senior note, 9.625%, 10/01/12 .................       Ireland        18,600,000          20,692,500
           Nalco Co., senior note, 7.75%, 11/15/11 .............................    United States      2,700,000           2,902,500
           Nalco Co., senior sub. note, 8.875%, 11/15/13 .......................    United States     27,200,000          30,192,000
           Owens-Brockway Glass Container Inc., senior note, 144A, 6.75%,
             12/01/14 ..........................................................    United States      6,700,000           6,901,000
           Owens-Illinois Inc., senior note, 7.80%, 5/15/18 ....................    United States     29,000,000          31,247,500
(a),(b),(c)Pindo Deli Finance Mauritius Ltd., senior note, 11.75%, 10/01/17 ....      Singapore       28,800,000           4,257,504
        (a)Polysindo International Finance Co. BV, secured note, 9.375%,
             7/30/07 ...........................................................      Indonesia       27,750,000           2,636,250
           Rhodia SA, senior note, 10.25%, 6/01/10 .............................        France        30,000,000          34,650,000
           Stone Container Corp., senior note, 8.375%, 7/01/12 .................    United States     15,400,000          16,747,500
(a),(b),(c)Tjiwi Kimia Finance Mauritius, senior note, 10.00%, 8/01/04 .........      Indonesia       11,000,000           2,142,360
                                                                                                                      --------------
                                                                                                                         363,260,514
                                                                                                                      --------------
           PRODUCER MANUFACTURING 6.7%
           Case New Holland Inc., senior note, 144A, 9.25%, 8/01/11 ............    United States     32,000,000          35,360,000
           Cooper Standard Auto, senior note, 144A, 7.00%, 12/15/12 ............    United States      7,500,000           7,425,000
           Cooper Standard Auto, senior sub. note, 144A, 8.375%, 12/15/14 ......    United States     17,500,000          16,625,000
           Fimep SA, senior note, 10.50%, 2/15/13 ..............................        France        20,700,000          24,426,000
        (a)Goss Graphic Systems Inc., senior sub. note, 12.25%, 11/19/05 .......    United States      9,053,899                  --
           HLI Operating Co. Inc., senior sub. note, 10.50%, 6/15/10 ...........    United States     16,262,000          16,831,170


6 | Quarterly Statement of Investments

Franklin High Income Trust

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           AGE HIGH INCOME FUND                                                       COUNTRY     PRINCIPAL AMOUNT(H)      VALUE
------------------------------------------------------------------------------------------------------------------------------------
           BONDS (CONT.)
           PRODUCER MANUFACTURING (CONT.)
           Invensys PLC, senior note, 144A, 9.875%, 3/15/11 ....................   United Kingdom    $18,000,000      $   19,530,000
           Milacron Escrow Corp., senior secured note, 11.50%, 5/15/11 .........    United States     30,000,000          33,150,000
           Nortek Inc., senior sub. note, 8.50%, 9/01/14 .......................    United States     21,000,000          21,525,000
           Russel Metals Inc., senior note, 6.375%, 3/01/14 ....................    United States     17,000,000          17,255,000
           TRW Automotive Inc., senior note, 9.375%, 2/15/13 ...................    United States     15,203,000          17,255,405
                                                                                                                      --------------
                                                                                                                         209,382,575
                                                                                                                      --------------
           REAL ESTATE INVESTMENT TRUSTS 2.1%
           Host Marriott LP, senior note, 7.125%, 11/01/13 .....................    United States     20,000,000          21,350,000
           Host Marriott LP, senior note, 144A, 7.00%, 8/15/12 .................    United States      7,100,000           7,490,500
           Host Marriott LP, senior note, I, 9.50%, 1/15/07 ....................    United States      7,000,000           7,595,000
           Meristar Hospitality Corp., senior note, 9.00%, 1/15/08 .............    United States     16,500,000          17,655,000
           Meristar Hospitality Corp., senior note, 10.50%, 6/15/09 ............    United States     10,700,000          11,663,000
                                                                                                                      --------------
                                                                                                                          65,753,500
                                                                                                                      --------------
           RETAIL TRADE 1.9%
           Rite Aid Corp., senior deb., 7.70%, 2/15/27 .........................    United States     10,000,000           8,200,000
           Rite Aid Corp., senior note, 144A, 6.125%, 12/15/08 .................    United States     26,900,000          25,555,000
           Stater Brothers Holdings, senior note, 8.125%, 6/15/12 ..............    United States     25,800,000          26,961,000
                                                                                                                      --------------
                                                                                                                          60,716,000
                                                                                                                      --------------
           TECHNOLOGY SERVICES 0.9%
        (a)PSINet Inc., senior note, 11.00%, 8/01/09 ...........................    United States     18,750,000              11,719
           UGS Corp., senior sub. note, 144A, 10.00%, 6/01/12 ..................    United States     25,000,000          28,375,000
                                                                                                                      --------------
                                                                                                                          28,386,719
                                                                                                                      --------------
           TRANSPORTATION 1.9%
           CP Ships Ltd., senior note, 10.375%, 7/15/12 ........................       Canada         20,000,000          23,125,000
           Great Lakes Dredge & Dock Corp., senior sub. note, 7.75%,
             12/15/13 ..........................................................    United States     16,400,000          14,842,000
           Laidlaw International Inc., senior note, 10.75%, 6/15/11 ............    United States     19,800,000          22,794,750
                                                                                                                      --------------
                                                                                                                          60,761,750
                                                                                                                      --------------
           UTILITIES 10.1%
           AES Corp., senior secured note, 144A, 9.00%, 5/15/15 ................    United States     31,700,000          36,494,625
           Allegheny Energy Supply Co. LLC, 144A, 8.25%, 4/15/12 ...............    United States     35,000,000          40,075,000
           Aquila Inc., senior note, 14.875%, 7/01/12 ..........................    United States     30,000,000          42,600,000
           Calpine Corp., senior secured note, 144A, 8.75%, 7/15/13 ............    United States     48,000,000          38,760,000
           Dynegy Holdings Inc., senior note, 8.75%, 2/15/12 ...................    United States     19,000,000          19,380,000
           Dynegy Holdings Inc., senior secured note, 144A, 10.125%,
             7/15/13 ...........................................................    United States     20,000,000          22,900,000
           El Paso Corp., senior note, 7.75%, 1/15/32 ..........................    United States     35,000,000          35,437,500
           ESI Tractebel Acquisition Corp., secured note, 7.99%, 12/30/11 ......    United States      6,995,000           7,444,876
           Midland Funding II, sub. secured lease obligation, A, 11.75%,
             7/23/05 ...........................................................    United States      1,548,676           1,596,642
           Midland Funding II, sub. secured lease obligation, B, 13.25%,
             7/23/06 ...........................................................    United States     11,500,000          12,535,943
           Midwest Generation LLC, senior secured note, 8.75%, 5/01/34 .........    United States     31,600,000          36,419,000


                                          Quarterly Statement of Investments | 7

Franklin High Income Trust

------------------------------------------------------------------------------------------------------------------------------------
           AGE HIGH INCOME FUND                                                       COUNTRY     PRINCIPAL AMOUNT(H)      VALUE
------------------------------------------------------------------------------------------------------------------------------------
           BONDS (CONT.)
           UTILITIES (CONT.)
           NRG Energy Inc., senior secured note, 144A, 8.00%, 12/15/13 .........    United States    $ 7,418,000      $    8,233,980
           Texas Genco LLC, senior note, 144A, 6.875%, 12/15/14 ................    United States     11,700,000          12,548,250
                                                                                                                      --------------
                                                                                                                         314,425,816
                                                                                                                      --------------
           TOTAL BONDS (COST $2,740,726,472)                                                                           2,796,420,527
                                                                                                                      --------------

                                                                                                   -----------------
                                                                                                    SHARES/WARRANTS
                                                                                                   -----------------
           COMMON STOCKS AND WARRANTS 2.5%
           COMMUNICATIONS 1.7%
        (d)Call-Net Enterprises Inc., B ........................................       Canada            254,140           1,171,586
        (d)Dobson Communications Corp. .........................................    United States      1,335,237           3,030,988
        (d)ICO Global Communications Holdings Ltd. .............................    United States      2,105,368           4,316,004
    (d),(e)International Wireless Communications Holdings Inc. .................    United States      1,759,743             211,169
        (d)Nextel Communications Inc., A .......................................    United States        128,674           3,786,876
        (d)NII Holdings Inc., B ................................................    United States        223,719          12,801,201
        (d)NTL Inc. ............................................................   United Kingdom         25,000           1,622,250
    (b),(d)Poland Telecom Finance, wts., 144A, 12/01/07 ........................       Poland             30,000                  --
        (d)Telewest Global Inc. ................................................   United Kingdom        951,951          15,888,062
        (d)USA Mobility Inc. ...................................................    United States        212,034           8,320,214
                                                                                                                      --------------
                                                                                                                          51,148,350
                                                                                                                      --------------
           CONSUMER SERVICES 0.0%(g)
        (d)Jack In the Box Inc. ................................................    United States         24,090             864,831
                                                                                                                      --------------
           ELECTRONIC TECHNOLOGY 0.0%(g)
        (d)Loral Space & Communications Ltd., wts., 12/27/06 ...................    United States        155,654               1,557
        (d)Loral Space & Communications Ltd., wts., 1/15/07 ....................    United States         35,300                   3
                                                                                                                      --------------
                                                                                                                               1,560
                                                                                                                      --------------
           ENERGY MINERALS 0.0%(g)
        (d)Horizon Natural Resources Co. .......................................    United States        533,333                  --
        (d)McMoRan Exploration Co. .............................................    United States         25,937             537,933
                                                                                                                      --------------
                                                                                                                             537,933
                                                                                                                      --------------
           HEALTH SERVICES 0.4%
        (d)Kindred Healthcare Inc. .............................................    United States             72               2,354
        (d)Kindred Healthcare Inc., wts., B, 4/20/06 ...........................    United States        335,658          10,680,638
                                                                                                                      --------------
                                                                                                                          10,682,992
                                                                                                                      --------------
           INDUSTRIAL SERVICES 0.2%
        (d)Transocean Inc., wts., 144A, 5/01/09 ................................    United States         11,750           6,427,250
                                                                                                                      --------------
         PRODUCER MANUFACTURING 0.2%
        (d)Cambridge Industries Liquidating Trust Interest .....................    United States      4,853,892              24,270
        (d)Goss Holdings Inc., B ...............................................    United States        211,174                  --
    (d),(e)Harvard Industries Inc. .............................................    United States        793,966              19,849


8 | Quarterly Statement of Investments

Franklin High Income Trust

------------------------------------------------------------------------------------------------------------------------------------
           AGE HIGH INCOME FUND                                                        COUNTRY      SHARES/WARRANTS         VALUE
------------------------------------------------------------------------------------------------------------------------------------
           COMMON STOCKS AND WARRANTS (CONT.)
           PRODUCER MANUFACTURING (CONT.)

    (d),(e)VS Holdings .........................................................    United States      1,685,375      $           --
           Walter Industries Inc. ..............................................    United States        189,505           7,271,307
                                                                                                                      --------------
                                                                                                                           7,315,426
                                                                                                                      --------------
           TOTAL COMMON STOCKS AND WARRANTS (COST $155,577,892)                                                           76,978,342
                                                                                                                      --------------
           PREFERRED STOCKS 1.0%
           COMMUNICATIONS 0.0%(g)
           PTV Inc., 10.00%, pfd., A ...........................................   United Kingdom            378               1,210
                                                                                                                      --------------
           HEALTH SERVICES 1.0%
           Fresenius Medical Care Capital Trust II, 7.875%, 2/01/08, pfd. ......       Germany            30,600          32,818,500
                                                                                                                      --------------
           PROCESS INDUSTRIES 0.0%(g)
(a),(b),(c)Asia Pulp & Paper Co. Ltd., 12.00%, pfd., Perpetual .................      Indonesia       24,700,000             173,888
                                                                                                                      --------------
           TOTAL PREFERRED STOCKS (COST $55,292,249)                                                                      32,993,598
                                                                                                                      --------------
           CONVERTIBLE PREFERRED STOCKS 1.8%
           COMMUNICATIONS 0.1%
        (d)Dobson Communications Corp., 6.00%, cvt. pfd. .......................    United States         28,400           2,357,200
                                                                                                                      --------------
           CONSUMER DURABLES 0.9%
           Ford Motor Co. Capital Trust II, 6.50%, cvt. pfd. ...................    United States        560,000          27,832,000
                                                                                                                      --------------
           UTILITIES 0.8%
           CMS Energy Trust I, 7.75%, cvt. pfd. ................................    United States        530,000          26,124,601
                                                                                                                      --------------
           TOTAL CONVERTIBLE PREFERRED STOCKS (COST $56,582,961) ...............                                          56,313,801
                                                                                                                      --------------
           TOTAL LONG TERM INVESTMENTS (COST $3,008,179,574) ...................                                       2,962,706,268
                                                                                                                      --------------
           SHORT TERM INVESTMENT (COST $95,567,314) 3.1%
           MONEY FUND
        (f)Franklin Institutional Fiduciary Trust Money Market Portfolio .......    United States     95,567,314          95,567,314
                                                                                                                      --------------
           TOTAL INVESTMENTS (COST $3,103,746,888) 97.9% .......................                                       3,058,273,582
           OTHER ASSETS, LESS LIABILITIES 2.1% .................................                                          64,527,312
                                                                                                                      --------------
           NET ASSETS 100.0% ...................................................                                      $3,122,800,894
                                                                                                                      ==============

CURRENCY ABBREVIATIONS:

ZAR - South African Rand

PORTFOLIO ABBREVIATIONS:

PLC - Public Limited Co.

(a)   Defaulted security.

(b)   See Note 2 regarding restricted securities.

(c) Subject to certain terms and conditions, the Fund has agreed to sell its holdings in Asia Pulp & Paper Co. Ltd. and its subsidiaries in November 2006.

(d)   Non-income producing.

(e)   See Note 3 regarding holdings of 5% voting securities.

(f) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.

(g)   Rounds to less than 0.05% of net assets.

(h)   The principal amount is stated in U.S. dollars unless otherwise indicated.

                                          Quarterly Statement of Investments |
                                      See Notes to Statement of Investments. | 9

                       This page intentionally left blank.


10 | Quarterly Statement of Investments

Franklin High Income Trust

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

AGE HIGH INCOME FUND

Franklin High Income Trust is registered under the Investment Company Act of 1940 as a diversified, open-end investment company, consisting of one Fund, the Franklin AGE High Income Fund (the Fund).

1.    INCOME TAXES

At February 28, 2005, the net unrealized appreciation (depreciation) based on the cost of investments for income tax purposes were as follows:

Costs of investments ........................................   $ 3,105,552,446
                                                                ===============
Unrealized appreciation .....................................   $   299,301,910
Unrealized depreciation .....................................      (346,580,774)
                                                                ---------------
Net unrealized appreciation (depreciation) ..................   $   (47,278,864)
                                                                ===============

2.    RESTRICTED SECURITIES

At February 28, 2005, the Fund held investments in restricted and illiquid securities, as follows:

-------------------------------------------------------------------------------------------------------------------
PRINCIPAL AMOUNT/                                                          ACQUISITION
 SHARES/WARRANTS    ISSUER                                                     DATE          COST           VALUE
-------------------------------------------------------------------------------------------------------------------
   24,700,000       Asia Pulp & Paper Co. Ltd., 12.00%, pfd.
                     Perpetual .........................................      2/14/97     $24,700,000    $  173,888
  $28,800,000       Pindo Deli Finance Mauritius Ltd.,
                     senior note, 11.75%, 10/01/17 .....................      9/25/97      28,581,120     4,257,504
       30,000       Poland Telecom Finance, wts., 144A,
                     12/1/07 ...........................................      11/24/97        180,000            --
  $11,000,000       Tjiwi Kimia Finance Mauritius, senior note,
                     10.00%, 8/01/04 ...................................      7/29/97      10,940,050     2,142,360
                                                                                                         ----------
                    TOTAL RESTRICTED SECURITIES (0.21% OF NET ASSETS) ...............................    $6,573,752
                                                                                                         ==========


                                         Quarterly Statement of Investments | 11

Franklin High Income Trust

AGE HIGH INCOME FUND

3.    HOLDING OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

Investments in "affiliated companies" for the Fund at February 28, 2005 were as shown below.

-----------------------------------------------------------------------------------------------------------------------------------
                                          NUMBER OF                               NUMBER OF
                                         SHARES HELD                             SHARES HELD     VALUE                    REALIZED
                                         AT BEGINNING     GROSS       GROSS        AT END       AT END       DIVIDEND     CAPITAL
NAME OF ISSUER                             OF YEAR      ADDITIONS   REDUCTIONS    OF PERIOD    OF PERIOD      INCOME     GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
Harvard Industries Inc. ...............      793,966         --          --         793,966     $ 19,849     $    --      $      --
International Wireless Communications
Holdings Inc. .........................    1,759,743         --          --       1,759,743      211,169          --             --
VS Holdings ...........................    1,685,375         --          --       1,685,375           --          --             --
                                                                                                -----------------------------------
                                                     TOTAL AFFILIATED SECURITIES
                                                      (0.01% OF NET ASSETS) ................    $231,018    $     --      $      --
                                                                                                ===================================

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


12 | Quarterly Statement of Investments

Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of

Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    FRANKLIN HIGH INCOME TRUST


By /s/ Jimmy D. Gambill
  ------------------------------
  Chief Executive Officer - Finance and Administration

Date April 25, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Jimmy D. Gambill
  ------------------------------
  Chief Executive Officer - Finance and Administration

Date April 25, 2005

By /s/ Galen G. Vetter
  ------------------------------
  Chief Financial Officer

Date April 25, 2005











                                Exhibit (A)


I, Jimmy D. Gambill, certify that:

      1. I have reviewed this report on Form N-Q of Franklin High Income Trust;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

April 25, 2005


/s/JIMMY D. GAMBILL
Chief Executive Officer - Finance and Administration











I, Galen G. Vetter, certify that:

      1. I have reviewed this report on Form N-Q of Franklin High Income Trust;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

April 25, 2005


/s/GALEN G. VETTER
Chief Financial Officer